Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of due to related parties

	December 31, 2019	December 31, 2018
Advances from Xiangdong Wen (1)	$4,320	$150,338
Advances from Zhen Fan (2)	1,710	53,297
Repurchase of common stock on credit from shareholders (3)	-	36,000
	$6,030	$239,635

(1)	Xiangdong Wen is the chairman and 16.3% shareholder of the Company.
(2)	Zhen Fan is the chief executive officer and 16.3% shareholder of the Company.
(3)	On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid in full in January 2019.